SUBSEQUENT EVENTS (Details Narrative) - USD ($)									1 Months Ended			2 Months Ended	3 Months Ended			6 Months Ended				12 Months Ended
	Sep. 15, 2026	Sep. 08, 2026	Apr. 24, 2026	Jan. 06, 2026	Jan. 05, 2026	Sep. 29, 2025	Jun. 26, 2025	Jun. 26, 2025	Aug. 31, 2026	Apr. 30, 2026	Apr. 24, 2026	May 26, 2026	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jul. 14, 2026	Jul. 14, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Jul. 24, 2026	Apr. 14, 2026
Subsequent Event [Line Items]
Principal amount													$ 262,119					$ 262,119		$ 127,937
Principal amount																		737,134
Debt instrument principal balance													294,371					294,371		140,219
Shares new issues														111,780
Shares issued													3,367,200	$ 839,854						36,470
Proceeds from Issuance of Common Stock														558,900				4,456,942		36,470
Stock Issued During Period, Value, Issued for Services													62,500	$ 525,001						343,200
Debt Instrument, Increase, Accrued Interest																		94,844
Loss on settlement of senior secured notes													$ (2,574,481)					$ (3,087,993)
Purchase price																							$ 5.00
Common stock split, description							forward-split such that 25,000 shares of common stock became 15,000,000 shares of common stock	orward-split such that 25,000 shares of common stock became 15,000,000 shares of common stock
Senior Secured Promissory Notes [Member]
Subsequent Event [Line Items]
Principal amount																				$ 274,155
Effective rate percentage																				5.00%
Common Stock [Member]
Subsequent Event [Line Items]
Shares issued, price per share													$ 5.00					$ 5.00
Shares new issues													695,820	271,780				288,342		48,200
Shares issued													$ 70	$ 27						$ 5
Gross proceeds																		$ 225,714
Proceeds from Issuance of Common Stock																		$ 1,441,710
Stock Issued During Period, Shares, Issued for Services													12,500	105,000						5,720,000
Stock Issued During Period, Value, Issued for Services													$ 1	$ 11						$ 572
Common Stock [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Shares issued, price per share				$ 5.00
Shares new issues			519,258	160,000
Gross proceeds			$ 2,596,290	$ 800,000
Purchase price			$ 5.00								$ 5.00
Common Stock [Member] | Private Placement [Member] | Mr Trawick [Member]
Subsequent Event [Line Items]
Shares new issues										3,196,737
Gross proceeds										$ 320,000
Purchase price										$ 0.10
Membership Interest Purchase Agreement [Member]
Subsequent Event [Line Items]
Effective rate percentage						100.00%
Cash consideration						$ 45,000
Membership Interest Purchase Agreement [Member] | Advocacy Lab LLC [Member]
Subsequent Event [Line Items]
Membership interest						100.00%
Subsequent Event [Member]
Subsequent Event [Line Items]
Principal amount																						$ 75,000
Subsequent Event [Member] | Senior Secured Promissory Notes [Member]
Subsequent Event [Line Items]
Principal amount																$ 513,288	$ 513,288
Debt Instrument, Increase, Accrued Interest																	46,450
Loss on settlement of senior secured notes																	$ 2,317,187
Subsequent Event [Member] | Chief Executive Officer [Member]
Subsequent Event [Line Items]
Repaid promissory note												$ 4,700
Subsequent Event [Member] | Chief Financial Officer [Member]
Subsequent Event [Line Items]
Repaid promissory note											$ 14,980
Subsequent Event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares new issues																	288,342
Shares issued																	$ 1,441,710
Proceeds from Issuance of Common Stock																	$ 1,215,996
Stock Issued During Period, Shares, Issued for Services																117,500
Stock Issued During Period, Value, Issued for Services																$ 587,500
Subsequent Event [Member] | Common Stock [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Shares issued, price per share				$ 5.00
Shares new issues			519,258	160,000
Gross proceeds			$ 2,600,000	$ 800,000
Purchase price			$ 5.00								$ 5.00
Subsequent Event [Member] | Common Stock [Member] | Private Placement [Member] | Mr Trawick [Member]
Subsequent Event [Line Items]
Shares new issues			3,196,737
Gross proceeds			$ 320,000
Purchase price			$ 0.10								$ 0.10
Subsequent Event [Member] | Pristine Capital Partners LLC [Member]
Subsequent Event [Line Items]
Principal amount									$ 193,200
Debt instrument principal balance									133,000
Financing fee									$ 60,200
Effective rate percentage									4.00%
Shares issued, price per share									$ 1,341.67
Subsequent Event [Member] | Pristine Capital Partners LLC [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Shares issued, price per share		$ 5.00
Shares new issues		20,000
Shares issued		$ 100,000
Net proceeds		80,500
Offering costs		$ 19,500
Warrants shares		700
Exercise price		$ 6.25
Subsequent Event [Member] | Opportunity Fund LLC [Member]
Subsequent Event [Line Items]
Principal amount	$ 300,000
Shares issued	250,000
Original issue discount	$ 50,000
Subsequent Event [Member] | Asset Purchase Agreement [Member]
Subsequent Event [Line Items]
Asset Acquisition, Consideration Transferred					$ 30,000